Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 266,007	$ 264,801
Less: allowance for doubtful accounts
Accounts receivable, net	$ 266,007	$ 264,801